Notes to the Consolidated Statements of Cash Flows - Schedule of Cash Outflow for Leases Included In the Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Cash Outflow for Leases Included in the Statement of Cash Flows [Abstract]
Within operating activities	¥ 238	$ 33	¥ 181	¥ 124
Within financing activities	9,911	1,358	12,087	14,347
Total	¥ 10,149	$ 1,391	¥ 12,268	¥ 14,471